Stock Options (Details) - USD ($)	12 Months Ended
	Aug. 31, 2016	Aug. 31, 2015
Stock Options Details
Expected dividend yield
Expected stock price volatility	82.00%	137.50%
Risk-free interest rate	2.06%	1.90%
Expected term (in years)	7 years 8 months 1 day	7 years 8 months 1 day
Exercise price	$ 3.46	$ 1.40
Weighted-average grant date fair-value	$ 2.64	$ 1.33